SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated events that have occurred up to the date the unaudited condensed financial statements were issued. Based upon the review, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed in Note 9 and the following:

On July 5, 2023, the Company and Sponsor entered into a subscription agreement (“Subscription Agreement”) with Polar Multi-Strategy Master Fund (the “Investor”). Subject to, and in accordance with the terms and conditions of the Subscription Agreement, the parties agreed that:

●	The Investor will make a cash contribution (the “Capital Contribution”) to Sponsor in an aggregate amount of $1 million, as follows: (i) an initial tranche of $400,000, to be paid within two business days of the date of the Subscription Agreement, but no later than July 5, 2023, (ii) a second tranche of $300,000, to be paid within two business days of the Company and Sponsor entering into a definitive agreement for the Company’s initial business combination, and (iii) a third tranche, subject to written approval of the Company, of $300,000, to be paid within two business days of the Company submitting both an initial registration statement on Form S-4 with the SEC and amendments to such registration statement in response to comment letters from the SEC.
●	The Capital Contribution will in turn be loaned by the Sponsor to the Company to cover working capital expenses (the “SPAC Loan”). The SPAC Loan will not accrue interest and will be repaid by the Company upon the closing of the Company’s initial business combination (the “De-SPAC Closing”). The Sponsor will pay to the Investor all repayments of the SPAC Loan the Sponsor has received within five business days of the De-SPAC Closing. The Investor may elect at the De-SPAC Closing to receive such payments in cash or shares of Class A common stock of the Company (“Class A common stock”) at a rate of one share of Class A common stock for each $10 of the Capital Contribution.
●	In consideration for the Capital Contribution, at the De-SPAC Closing the Company will issue to the Investor one share of Class A common stock for each dollar of the Capital Contribution funded by the Investor. The Company agreed that such shares will not be subject to transfer restrictions or any other lock-up provisions, earn outs, or other contingencies and will be registered as part of any registration statement to be filed in connection with the business combination or, if no such registration statement is filed, will be registered as part of the first registration statement to be filed by the Company or the surviving entity following the De-SPAC Closing, which will be filed no later than 30 days after the De-SPAC Closing and be declared effective no later than 90 days after the De-SPAC Closing.
●	If the SPAC or Sponsor defaults in its obligations under the Subscription Agreement and such default continues for a period of five business days following written notice, Sponsor agreed to immediately transfer to Investor 100,000 shares of Class A common stock and an additional 100,000 shares of Class A common stock each month thereafter until the default is cured, up to a maximum of 1 million shares of Class A common stock, subject to a 19.9% beneficial ownership limitation set forth in the Subscription Agreement.
●	On the De-SPAC Closing, the Sponsor will pay the Investor an amount equal to the reasonable attorney fees incurred by the Investor in connection with the Subscription Agreement not to exceed $5,000.

On July 5, 2023, the Sponsor advanced $400,000 to the Company, of which $180,000 was contributed to the Trust Account for the initial three-month period of the extension.

On July 31, 2023, Thomas Granite resigned from his role as Chief Financial Officer position with the Company. On August 3, 2023, the board of directors of the Company appointed Philip Kaplan, the Company’s current Co-Chief Executive Officer and President, as the Principal Financial and Accounting Officer of the Company, succeeding Thomas Granite.

On August 7, 2023, the Company and Danam Health, Inc. announced the execution of a Definitive Merger Agreement. Danam Health, Inc. is a health services technology and pharmaceutical distribution company pioneering an ecosystem model designed to empower various stakeholders in the prescription journey and patient medication compliance aspects of healthcare.

NOTE 13. SUBSEQUENT EVENTS

The Company evaluated events that have occurred up to the date the financial statements were issued. Based upon the review, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.